OTHER REAL ESTATE (Tables)	12 Months Ended
Dec. 31, 2017
OTHER REAL ESTATE [Abstract]
Summary of other real estate activity
A summary of other real estate activity for the years ended December 31 follows (1):
	2017	2016	2015
	(In thousands)
Balance at beginning of year, net of valuation allowance	$4,956	$7,070	$6,370
Loans transferred to other real estate	1,735	2,355	6,694
Sales of other real estate	(4,737)	(3,596)	(5,502)
Additions to valuation allowance charged to expense	(326)	(873)	(492)
Balance at end of year, net of valuation allowance	$1,628	$4,956	$7,070

(1)	Table excludes other repossessed assets totaling $0.02 and $0.05 million at December 31, 2017 and 2016, respectively.

Valuation allowance for other real estate owned
An analysis of our valuation allowance for other real estate follows:
	2017	2016	2015
	(In thousands)
Balance at beginning of year	$793	$1,692	$2,511
Additions charged to expense	326	873	492
Direct write-downs upon sale	(996)	(1,772)	(1,311)
Balance at end of year	$123	$793	$1,692